Consolidated Balance sheets (Parenthetical) - $ / shares	Sep. 30, 2023	May 22, 2023	Sep. 30, 2022	Sep. 30, 2021
Statement of Financial Position [Abstract]
Ordinary shares, par value	$ 0.001	$ 0.001	$ 0.001
Ordinary shares, shares authorized	50,000,000	50,000,000	50,000,000
Ordinary shares, shares issued	13,125,000		13,125,000	13,125,000
Ordinary shares, shares outstanding	13,125,000		13,125,000	13,125,000